Intangible Assets - Additional Information (Detail) - TWD ($) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 29, 2020	Oct. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [Line Items]
5G spectrum bidding amount		$ 1,000.0
Additions-acquired separately	$ 48,373.0
Senao Networks, Inc. ("SNI") [Member]
Disclosure of detailed information about intangible assets [Line Items]
Discount rate			12.10%	12.10%	12.30%
Senao Networks, Inc. ("SNI") [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss			$ 29.0	$ 9.0	$ 9.0
Senao Networks, Inc. ("SNI") [Member] | Certain licensed contract [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss			$ 0.2
Bottom of range [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives			1 year
Bottom of range [Member] | Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives			1 year
Top of Range [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives			10 years
Top of Range [Member] | Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives			20 years